THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — 95.8%

	Shares	Value
AUSTRALIA — 3.2%
Adbri Ltd	891,300	$2,009,276
BHP Group	162,620	6,320,883
National Australia Bank Ltd	209,005	4,979,025

		13,309,184

BRAZIL — 3.7%
Ambev SA ADR	2,665,300	8,608,919
Banco Bradesco SA ADR	1,420,272	6,590,062

		15,198,981

CANADA — 3.9%
Alimentation Couche-Tard, Cl B	103,100	4,648,807
Bank of Nova Scotia	79,066	5,671,761
Saputo Inc	148,100	3,510,861
Stella-Jones	76,100	2,289,001

		16,120,430

CHINA — 1.4%
Alibaba Group Holding *	284,700	3,860,540
Tencent Holdings Ltd	41,400	1,932,236

		5,792,776

FINLAND — 0.8%
Nokian Renkaat OYJ	207,332	3,357,942

FRANCE — 3.6%
Air Liquide SA	41,940	7,377,327
TotalEnergies	145,163	7,375,665

		14,752,992

GERMANY — 7.8%
BASF SE	116,840	6,694,512
Bayerische Motoren Werke	79,776	6,914,093
Fresenius Medical Care & KGaA	130,550	8,804,836
Henkel & KGaA	103,700	6,881,203
SAP SE	25,340	2,832,475

		32,127,119

HONG KONG — 6.4%
AIA Group Ltd	804,000	8,396,045
Hongkong Land Holdings Ltd	700,500	3,425,125
Jardine Matheson Holdings Ltd	149,200	8,181,981

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
HONG KONG — continued
Johnson Electric Holdings	917,823	$1,268,106
Xinyi Glass Holdings Ltd	811,000	1,945,459
Yue Yuen Industrial Holdings	1,945,376	3,143,151

		26,359,867

INDIA — 5.1%
Adani Ports & Special Economic Zone	297,300	3,030,670
GAIL India	1,073,080	2,201,211
Housing Development Finance	242,600	7,617,448
UPL	269,410	2,730,649
Zee Entertainment Enterprises	1,445,100	5,482,711

		21,062,689

IRELAND — 2.6%
CRH PLC	182,370	7,347,848
Ryanair Holdings PLC ADR *	39,700	3,458,664

		10,806,512

ISRAEL — 0.3%
Check Point Software Technologies Ltd *	10,000	1,382,600

ITALY — 1.2%
Freni Brembo	443,268	4,959,924

JAPAN — 11.8%
Ain Holdings	83,300	4,335,074
Denso Corp	128,600	8,220,480
FANUC Corp	11,100	1,960,660
Koito Manufacturing	99,600	4,022,782
Komatsu Ltd	107,500	2,585,335
Kubota Corp	281,300	5,287,808
Nihon Kohden Corp	172,300	4,153,410
Nitto Denko Corp	108,900	7,832,560
Omron Corp	27,239	1,825,591
Toyota Motor Corp	482,700	8,748,238

		48,971,938

NETHERLANDS — 4.1%
Boskalis Westminster	220,651	7,963,226
Koninklijke Vopak	104,160	3,388,739

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
NETHERLANDS — continued
SBM Offshore	342,542	$5,475,491

		16,827,456

NORWAY — 1.2%
Bakkafrost P	24,784	1,679,616
Yara International ASA	64,990	3,269,687

		4,949,303

PANAMA — 1.4%
Copa Holdings SA, Cl A *	71,400	5,971,896

SINGAPORE — 6.6%
SATS Ltd	709,700	2,268,432
Sembcorp Industries Ltd	3,107,100	6,114,439
Singapore Telecommunications	2,988,425	5,805,011
United Overseas Bank Ltd	410,330	9,640,856
Venture Corp	264,600	3,416,907

		27,245,645

SOUTH AFRICA — 0.8%
Tiger Brands Ltd	302,470	3,358,606

SOUTH KOREA — 1.8%
Samsung Electronics GDR	5,292	7,487,969

SPAIN — 0.5%
Industria de Diseno Textil	89,039	1,944,645

SWITZERLAND — 7.2%
Cie Financiere Richemont, Cl A	72,400	9,173,870
Holcim	167,250	8,183,070
Novartis	81,490	7,170,706
Swatch Group	19,190	5,429,234

		29,956,880

UNITED KINGDOM — 19.9%
Anglo American PLC	167,073	8,791,811
Berkeley Group Holdings	130,906	6,437,801
Carnival PLC *	164,452	2,912,407
Electrocomponents PLC	214,583	3,052,720
HSBC Holdings PLC	1,338,803	9,149,519
IMI PLC	381,110	6,820,010

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK — continued

	Shares	Value
UNITED KINGDOM — continued
Lloyds Banking Group PLC	8,964,340	$5,511,952
Shell	261,316	7,195,803
Smith & Nephew	86,808	1,382,807
Smiths Group PLC	473,050	9,026,300
Spectris PLC	110,270	3,776,045
Travis Perkins	405,765	6,579,774
Victrex PLC	207,205	4,970,251
Weir Group PLC	301,110	6,453,858
Wickes Group	5,536	13,419

		82,074,477

VIETNAM — 0.5%
Vietnam Dairy Products JSC	603,200	2,136,011

TOTAL COMMON STOCK (Cost $361,436,886)		396,155,842

PREFERRED STOCK — 1.4%

GERMANY — 1.4%
FUCHS PETROLUB (A)	104,235	3,788,847
Jungheinrich AG (A)	69,700	2,032,228

		5,821,075

TOTAL PREFERRED STOCK
(Cost $5,911,509)		5,821,075

TOTAL INVESTMENTS — 97.2% (Cost $367,348,395)		$401,976,917

Percentages are based on Net Assets of $413,586,097.

*	Non-income producing security.
(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

JSC — Joint Stock Company

LTD — Limited

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY MASTER FUND MARCH 31, 2022 (Unaudited)

PLC — Public Limited Company

As of March 31, 2022, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SIM-QH-001-0300

THE ADVISORS’ INNER CIRCLE FUND II	SPRUCEGROVE INTERNATIONAL EQUITY FUND MARCH 31, 2022 (Unaudited)

SCHEDULE OF INVESTMENTS

	Shares	Value
TOTAL INVESTMENTS— 95.0%

MASTER FUND— 95.0%
Sprucegrove International Equity Master Fund

(Cost $1,105,671)	12,594	$1,007,325

Percentages are based on Net Assets of $1,060,291.

As of March 31, 2022, all of the Fund’s investments in the Master Fund are valued at Net Asset Value.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

SIM-QH-001-0300